Property, Plant and Equipment	6 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT	NOTE 8: PROPERTY, PLANT AND EQUIPMENT
Office Equipment and Fittings
$
At 1 July 2022	-
Additions	165,845
Depreciation charge for the period	(19,311)
Net book value at 31 December 2022	146,534